25 Net operating revenue (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Goods	R$ 39,436	R$ 30,487	R$ 25,075
Services rendered and others	100	87	17
Gross operating revenue	39,536	30,574	25,092
Returns and sales cancellation	(73)	(57)	(49)
Taxes	(3,420)	(2,435)	(2,026)
Revenue deductions	(3,493)	(2,492)	(2,075)
Net operating revenue	R$ 36,043	R$ 28,082	R$ 23,017